INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 – INVENTORY:

Composed as follows:

	March 31,	December 31,
	2024	2023
	USD in thousands
Raw materials and supplies	441	445
Work in progress	50	34
Finished goods	113	25
	604	504

During the period ended March 31, 2024, no impairment occurred.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 - INVENTORY:

	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	445	438
Work in progress	34	148
Finished goods	25	44
	504	630

During the years 2023 and 2022, no impairment occurred.